Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	BNY MELLON STOCK FUNDS
Entity Central Index Key	0001199348
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2020
Document Effective Date	Jan. 31, 2020
Prospectus Date	Jan. 31, 2020
BNY Mellon International Core Equity Fund | Class Y
Prospectus:
Trading Symbol	DIEYX
BNY Mellon International Core Equity Fund | Class I
Prospectus:
Trading Symbol	DIERX
BNY Mellon International Core Equity Fund | Class C
Prospectus:
Trading Symbol	DIECX
BNY Mellon International Core Equity Fund | Class A
Prospectus:
Trading Symbol	DIEAX